UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-05051

                       Centennial America Fund, L.P.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------


                                                             PRINCIPAL                 VALUE
                                                              AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--95.2%

 FNMA Master Credit Facility:
 1.03%, 7/1/04                                              $2,000,000          $  2,000,000
 1.61%, 10/1/04                                              2,500,000             2,489,714
----------------------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.25%, 7/14/04-7/16/04                                      3,661,000             3,659,448
 4.625%, 8/13/04                                             2,200,000             2,208,489
----------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.04%, 7/28/04                                              1,000,000               999,220
 1.25%, 7/6/04                                               2,000,000             1,999,694
 3%, 7/15/04                                                 3,152,000             3,154,347
----------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 1.03%, 7/21/04                                              1,100,000             1,099,316
 1.055%, 7/28/04                                             1,100,000             1,099,134
 1.07%, 8/18/04                                              2,000,000             1,997,147
 1.26%, 8/10/04                                              3,000,000             2,995,667
 6.50%, 8/15/04                                              1,280,000             1,288,466
                                                                                --------------
 Total U.S. Government Agencies (Cost $24,990,642)                                24,990,642

----------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--14.1% 1

 Undivided interest of 2.58% in joint repurchase
 agreement (Principal Amount/Value $143,400,000,
 with a maturity value of $143,405,537) with
 UBS Warburg LLC, 1.39%, dated 6/30/04, to be
 repurchased at $3,700,143 on 7/1/04,
 collateralized by Federal Home Loan Mortgage Corp.,
 4.50%, 6/1/19, with a value
 of $146,625,899 (Cost $3,700,000)                           3,700,000             3,700,000

----------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $28,690,642)                  109.3%           28,690,642
----------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                            (9.3)           (2,440,774)
                                                             ---------------------------------
 NET ASSETS                                                      100.0%         $ 26,249,868
                                                             =================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

           4 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 June 30, 2004
---------------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (including cost and value of $3,700,000 in repurchase agreements)
 (cost $28,690,642)--see accompanying statement of investments                                        $  28,690,642
---------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                       131,169
---------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                                   113,396
 Other                                                                                                       21,659
                                                                                                      ---------------
 Total assets                                                                                            28,956,866

---------------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Investments purchased                                                                                    2,489,714
 Shares of beneficial interest redeemed                                                                     158,591
 Distribution and service plan fees                                                                          14,119
 Shareholder communications                                                                                  13,619
 Managing General Partners' compensation                                                                      3,429
 Dividends                                                                                                    2,085
 Transfer and shareholder servicing agent fees                                                                  619
 Other                                                                                                       24,822
                                                                                                      ---------------
 Total liabilities                                                                                        2,706,998

---------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                           $  26,249,868
                                                                                                      ===============

---------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                                      $  26,249,246
---------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments                                                                   622
                                                                                                      ---------------
 NET ASSETS--applicable to 26,249,246 shares of beneficial interest outstanding                       $  26,249,868
                                                                                                      ===============

---------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                     $1.00


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

           5 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended June 30, 2004
---------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                                                                  $164,983

---------------------------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                                             70,542
---------------------------------------------------------------------------------------------------------------------
 Service plan fees                                                                                           30,625
---------------------------------------------------------------------------------------------------------------------
 Registration and filing fees                                                                                11,166
---------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                 10,030
---------------------------------------------------------------------------------------------------------------------
 Tax provision                                                                                                5,774
---------------------------------------------------------------------------------------------------------------------
 Shareholder communications                                                                                   4,789
---------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                3,689
---------------------------------------------------------------------------------------------------------------------
 Managing General Partners' compensation                                                                      1,910
---------------------------------------------------------------------------------------------------------------------
 Other                                                                                                        4,709
                                                                                                           ----------
 Total expenses                                                                                             143,234
 Less reduction to custodian expenses                                                                       (10,023)
                                                                                                           ----------
 Net expenses                                                                                               133,211

---------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                                       31,772

---------------------------------------------------------------------------------------------------------------------
 NET REALIZED GAIN ON INVESTMENTS                                                                                30

---------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $ 31,802
                                                                                                           ==========





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



           6 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             SIX MONTHS                    YEAR
                                                                                                  ENDED                   ENDED
                                                                                          JUNE 30, 2004            DECEMBER 31,
                                                                                            (UNAUDITED)                    2003
---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                                      $    31,772             $   103,463
---------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                            30                    (944)
                                                                                            -------------------------------------
 Net increase in net assets resulting from operations                                            31,802                 102,519

---------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income                                                           (31,772)               (103,463)

---------------------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from beneficial interest transactions        3,449,415             (11,158,108)

---------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                                                    3,449,445             (11,159,052)
---------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                         22,800,423              33,959,475
                                                                                            -------------------------------------
 End of period                                                                              $26,249,868             $22,800,423
                                                                                            =====================================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



           7 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                              YEAR
                                                           ENDED                                                             ENDED
                                                   JUNE 30, 2004                                                          DEC. 31,
                                                     (UNAUDITED)          2003          2002          2001          2000      1999
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                   $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--
 net investment income and net realized gain                -- 1          -- 1         .01           .03           .05       .04
 Dividends and/or distributions to shareholders             -- 1          -- 1        (.01)         (.03)         (.05)     (.04)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00    $ 1.00
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                           0.10%         0.26%         0.97%         3.27%         5.52%     3.82%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)              $26,250       $22,800       $33,959       $49,624       $43,005   $27,503
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $31,462       $39,838       $40,218       $49,690       $35,333   $24,285
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                    0.20%         0.26%         0.97%         3.27%         5.35%     3.82%
 Total expenses                                           0.92%         0.91%         0.87%         0.87%         1.00%     1.32%
 Expenses after payments and waivers
 and reduction to custodian expenses                      0.86%          N/A 4         N/A 4         N/A 4         N/A 4     N/A

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

           8 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. Shares of the Fund may be purchased only by foreign investors who are not U.S. citizens, U.S. residents, or U.S. corporations, partnerships or trusts under the Internal Revenue Code. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The net asset value of shares of the Fund is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. Federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund elected to be treated as an "Electing 1987 Partnership". As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.
--------------------------------------------------------------------------------
 MANAGING GENERAL PARTNERS' COMPENSATION. The Board of Managing General Partners has adopted a deferred compensation plan for independent managing general partners that enables managing general partners to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Managing General Partner under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Managing General Partner. The Fund does purchase shares of the funds selected for deferral by the Managing General Partner in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Managing General Partners' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities


           9 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                             SIX MONTHS ENDED JUNE 30, 2004          YEAR ENDED DECEMBER 31, 2003
                                                                   SHARES            AMOUNT              SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
 Sold                                                          65,454,744      $ 65,454,744         192,629,095     $ 192,629,095
 Dividends and/or distributions reinvested                         27,445            27,445              99,574            99,574
 Redeemed                                                     (62,032,774)      (62,032,774)       (203,886,777)     (203,886,777)
                                                              ----------------------------------------------------------------------
 Net increase (decrease)                                        3,449,415      $  3,449,415         (11,158,108)    $ (11,158,108)
                                                              ======================================================================




--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million.
--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays SSI a per account fee. For the six months ended June 30, 2004, the Fund paid $3,848 to SSI for services to the Fund.
--------------------------------------------------------------------------------
 SERVICE PLAN (12B-1) FEES. The Fund has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Fund. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Fund. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

           10 | CENTENNIAL AMERICA FUND, L.P.

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as managing general partners. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested managing general partners as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Managing General Partners of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Managing General Partners of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for managing general partners includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)